Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets classified as Level 3 based on quoted price	€ 9,500	€ 9,600
Percentage on financial asset based on unadjusted quoted price	81.90%	87.20%
Amount of risk neutral designed financial assets	€ 100	€ 100
Remaining financial assets classified as level 3 using valuation techniques	1,900	1,300
Financial liabilities measured at fair value	93,524	86,900
Financial Liabilities classified as Level 3 based on unadjusted quoted price	500	600
Financial Liabilities designed to be fully neutral in terms of market risk	100	100
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value of swap	€ 11,597	€ 11,005	€ 9,118
Percentage on financial asset based on unadjusted quoted price	78.30%	75.70%
Financial liabilities measured at fair value	€ 613	€ 770
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100